Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2019
Contingent liabilities and commitments [abstract]
Contingent liabilities and commitments

14. Contingent liabilities and commitments

	As at	As at
	30.06.19	31.12.18
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	16,106	15,046
Performance guarantees, acceptances and endorsements	5,771	4,348
Total	21,877	19,394

Commitments
Documentary credits and other short-term trade related transactions	1,273	1,741
Standby facilities, credit lines and other commitments	270,192	256,027
Total	271,465	257,768

In addition to the above, Note 15, Legal, competition and regulatory matters details out further contingent liabilities where it is not practicable to disclose an estimate of the potential financial effect on Barclays Bank Group.